Convertible Notes Payable (Details) - Schedule of convertible notes payable outstanding - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Convertible Notes Payable (Details) - Schedule of convertible notes payable outstanding [Line Items]
Convertible notes payable	$ 662,000	$ 5,800,976
Unamortized discount on convertible notes		(494,138)
Unamortized debt issuance costs		(59,886)
8% convertible notes payable issued December 2019 [Member]
Convertible Notes Payable (Details) - Schedule of convertible notes payable outstanding [Line Items]
Convertible notes payable		428,000
15% convertible notes payable issued February 2020 [Member]
Convertible Notes Payable (Details) - Schedule of convertible notes payable outstanding [Line Items]
Convertible notes payable		5,265,000
10% convertible notes payable issued February 2020 [Member]
Convertible Notes Payable (Details) - Schedule of convertible notes payable outstanding [Line Items]
Convertible notes payable	$ 662,000	$ 662,000